Consolidating Financial Information of Guarantors and Issuers (Detail) - Senior Unsecured Notes [Member]	Mar. 25, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Subsidiary ownership percentage, guaranteeing notes	100.00%	100.00%
Subsidiary guarantor ownership percentage	100.00%	100.00%